Restructuring - Narrative (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2018
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	$ 0	$ 0
Impairment of right-of-use assets			$ 5,400,000
Other liabilities
Restructuring Cost and Reserve [Line Items]
Restructuring reserve, current	5,200,000
Non-current other liabilities
Restructuring Cost and Reserve [Line Items]
Restructuring reserve, noncurrent	3,100,000
Resource rationalization, 2020
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	0		18,089,000
Resource rationalization, 2020 | Workforce reductions
Restructuring Cost and Reserve [Line Items]
Restructuring Charges			11,391,000
Resource rationalization, 2020 | Onerous Lease
Restructuring Cost and Reserve [Line Items]
Restructuring Charges			6,698,000
Resource rationalization, 2020 | Other restructuring
Restructuring Cost and Reserve [Line Items]
Restructuring Charges			$ 1,300,000
Resource rationalizations 2018
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	$ 0			$ 12,490,000
Resource rationalizations 2018 | Workforce reductions
Restructuring Cost and Reserve [Line Items]
Restructuring Charges				9,684,000
Resource rationalizations 2018 | Onerous Lease
Restructuring Cost and Reserve [Line Items]
Restructuring Charges				$ 2,806,000